UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21681

Old Mutual/Claymore Long-Short Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso

Claymore Advisors, LLC

2455 Corporate West Drive Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Old Mutual/Claymore Long-Short Fund

Portfolio of Investments

March 31, 2006 (unaudited)

Number of Shares		Value
	Long-Term Investments - 118.8%
	Common Stocks - 118.8%
	Consumer Discretionary - 4.9%
23,463	Black & Decker Corp. (b)	2,038,700
81,283	Brunswick Corp. (b)	3,158,657
11,301	Carnival Corp. (b)	535,328
42,993	Goodyear Tire & Rubber Co. (a)(b)	622,539
161,425	Hasbro, Inc. (b)	3,406,068
132,672	VF Corp.	7,549,037
11,983	Walt Disney Co. (b)	334,206

		17,644,535

	Consumer Staples - 6.5%
21,094	Altria Group, Inc. (b)	1,494,721
187,272	Archer-Daniels - Midland Co. (b)	6,301,703
38,233	Clorox Co. (b)	2,288,245
185,435	Coca-Cola Enterprises, Inc. (b)	3,771,748
94,567	Fortune Brands, Inc. (b)	7,624,937
156,188	Tyson Foods, Inc. - Class A	2,146,023

		23,627,377

	Energy - 14.5%
6,030	Amerada Hess Corp. (b)	858,672
6,997	Burlington Resources, Inc. (b)	643,094
324,478	CenterPoint Energy, Inc. (b)	3,871,023
141,559	Chevron Corp. (b)	8,206,175
39,045	ConocoPhillips (b)	2,465,692
44,285	Devon Energy Corp. (b)	2,708,913
66,716	Edison International (b)	2,747,365
301,494	Exxon Mobil Corp.	18,348,925
49,790	Marathon Oil Corp. (b)	3,792,504
5,086	Nabors Industries, Ltd. (Bermuda) (a)(b)	364,056
41,734	Occidental Petroleum Corp. (b)	3,866,655
76,343	TXU Corp. (b)	3,417,113
8,155	Valero Energy Corp.	487,506
18,269	Williams Cos., Inc.	390,774

		52,168,467

	Financials - 27.1%
40,983	Allstate Corp. (b)	2,135,624
45,133	American Express Co. (b)	2,371,739
42,760	American International Group, Inc. (b)	2,826,008
8,502	AON Corp. (b)	352,918
28,768	Apartment Investment & Management Co. (b)	1,349,219
132,247	Bank of America Corp. (b)	6,022,528
54,288	BB&T Corp. (b)	2,128,090
8,402	Capital One Financial Corp. (b)	676,529
15,681	CIGNA Corp. (b)	2,048,252
30,065	CIT Group, Inc. (b)	1,609,079
72,110	Citigroup, Inc. (b)	3,405,755
82,902	Countrywide Financial Corp. (b)	3,042,503
298,270	H&R Block, Inc. (b)	6,457,546
29,497	Hartford Financial Services Group, Inc. (b)	2,375,983
153,611	JPMorgan Chase & Co. (b)	6,396,362
27,860	Lehman Brothers Holdings, Inc. (b)	4,026,606
65,258	Loews Corp. (b)	6,604,110
41,822	Merrill Lynch & Co. (b)	3,293,901
192,939	MetLife, Inc. (b)	9,332,459
11,281	North Fork Bancorp, Inc. (b)	325,231
56,613	PNC Financial Services Group, Inc. (b)	3,810,621
86,157	Simon Property Group, Inc.	7,249,250
219,559	St. Paul Travelers Cos., Inc.	9,175,371
59,919	Wachovia Corp.	3,358,460
35,877	Washington Mutual, Inc.	1,529,078
91,211	Wells Fargo & Co.	5,825,647

		97,728,869

	Health Care - 14.4%
40,665	Abbott Laboratories (b)	1,727,043
164,079	AmerisourceBergen Corp. (b)	7,920,093
13,719	Amgen, Inc. (a)(b)	998,057
34,973	Bausch & Lomb, Inc. (b)	2,227,780
12,495	Baxter International, Inc. (b)	484,931
19,902	Becton, Dickinson & Co. (b)	1,225,565
23,592	C.R. Bard, Inc. (b)	1,599,774
93,002	Cardinal Health, Inc. (b)	6,930,509
31,075	Fisher Scientific International, Inc. (a)(b)	2,114,654
5,050	Guidant Corp. (b)	394,203
15,930	Hospira, Inc. (a)(b)	628,598
22,332	Humana, Inc. (a)(b)	1,175,780
226,974	Johnson & Johnson (b)	13,441,400
132,966	McKesson Corp. (b)	6,931,518
43,936	Medco Health Solutions, Inc. (a)(b)	2,514,018
28,328	Quest Diagnostics, Inc. (b)	1,453,226

		51,767,149

	Industrials - 8.2%
83,135	Allied Waste Industries, Inc. (a) (b)	1,017,572
37,488	Boeing Co. (b)	2,921,440
46,470	Caterpillar, Inc. (b)	3,337,011
12,612	Cooper Industries, Inc. (b)	1,095,983
9,897	CSX Corp. (b)	591,841
20,156	Cummins, Inc. (b)	2,118,396
24,584	D.R. Horton, Inc. (b)	816,680
26,163	Flour Corp. (b)	2,244,785
15,636	General Dynamics Corp. (b)	1,000,391
48,495	General Electric Co. (b)	1,686,656
12,635	Goodrich Corp. (b)	551,012
21,706	KB HOME (b)	1,410,456
7,667	L-3 Communications Holdings, Inc. (b)	657,752
19,915	Lennar Corp. - Class A	1,202,468
32,269	Lockheed Martin Corp. (b)	2,424,370
7,796	Ryder System, Inc. (b)	349,105
66,417	Union Pacific Corp.	6,200,027

		29,625,945

	Materials - 4.3%
14,423	Ashland, Inc. (b)	1,025,187
110,571	Ball Corp. (b)	4,846,327
27,214	Dow Chemical Co. (b)	1,104,888
38,335	Halliburton Co. (b)	2,799,222
214,710	Hercules Inc. (a)(b)	2,962,998
35,094	Newmont Mining Corp. (b)	1,821,028
15,838	Sherwin-Williams Co. (b)	783,031

		15,342,681

	Services - 13.7%
18,126	AutoNation, Inc. (a)(b)	390,615
21,388	Cendant Corp. (b)	371,082
181,469	Darden Restaurants, Inc. (b)	7,445,673
54,324	Donnelley (R.R.) & Sons Co. (b)	1,777,481
6,699	FedEx Corp. (b)	756,585
18,451	Genuine Parts Co. (b)	808,707
34,191	Grainger (W.W.), Inc. (b)	2,576,292
226,395	Home Depot, Inc. (b)	9,576,509
5,922	Johnson Controls, Inc. (b)	449,657
51,077	Kroger Co. (b)	1,039,928
51,973	Marriott International, Inc. (b)	3,565,348
11,567	Meredith Corp. (b)	645,323
26,686	News Corp. - Class A (b)	443,254
5,989	Penney (J.C.) Co., Inc. (b)	361,796
162,728	Safeway, Inc.	4,087,727
13,887	Sears Holdings Corp. (a)(b)	1,836,417
140,288	Sysco Corp.	4,496,230
79,130	Target Corp.	4,115,551
32,853	TJX Cos., Inc.	815,411
25,535	United Parcel Service, Inc. - Class B	2,026,968
41,694	Wal-Mart Stores, Inc.	1,969,625

		49,556,179

	Technology - 18.7%
66,051	Affiliated Computer Services, Inc. - Class A (a)(b)	3,940,603
96,559	Amazon.com, Inc. (a)(b)	3,525,369
18,879	Apple Computer, Inc. (a)(b)	1,184,091
24,889	Autodesk, Inc. (a)(b)	958,724
116,602	Cisco Systems, Inc. (a)(b)	2,526,765
33,424	Convergys Corp. (a)(b)	608,651
95,537	Dell, Inc. (a)(b)	2,843,181
108,560	Electronic Data Systems Corp. (b)	2,912,665
150,044	Freescale Semiconductor, Inc. - Class B (a)(b)	4,166,722
241,417	Hewlett-Packard Co. (b)	7,942,619
370,854	Intel Corp. (b)	7,176,025
126,151	International Business Machines Corp. (b)	10,403,673
34,396	Intuit, Inc. (a)(b)	1,829,523
43,978	Micron Technology, Inc. (a)(b)	647,356
160,462	Microsoft Corp. (b)	4,366,171
27,911	NCR Corp. (a)(b)	1,166,401
28,972	NVIDIA Corp. (a)(b)	1,658,937
26,438	Oracle Corp. (a)(b)	361,936
104,858	Parametric Technology Corp. (a)(b)	1,712,331
209,478	Texas Instruments, Inc. (a)	6,801,751
22,882	Yahoo!, Inc. (a)	738,173

		67,471,667

	Telecommunications - 5.9%
16,109	AT&T, Inc.	435,587
41,902	Bellsouth Corp. (b)	1,451,904
56,019	Citizens Communications Co. (b)	743,372
18,843	Comcast Corp. - Class A (a)(b)	492,933
143,179	Motorola, Inc. (b)	3,280,231
303,099	Qwest Communications International, Inc. (a)(b)	2,061,073
241,206	Sprint Nextel Corp. (b)	6,232,763
190,831	Verizon Communications, Inc.	6,499,704

		21,197,567

	Utilities - 0.6%
20,353	AES Corp. (a)(b)	347,222
32,703	Nicor, Inc. (b)	1,293,731
7,003	Public Service Enterprise Group, Inc. (b)	448,472

		2,089,425

	Total Long-Term Investments (Cost $422,628,021)	428,219,861

Principal Amount		Value
	Short-Term Investments - 8.0%
	U.S. Government and Agency Securities - 8.0%
29,350,000	U.S. Treasury Bill
	yielding 4.45%, 07/27/06 (b) (c)
	(Cost $28,922,664)	28,928,329

	Total Investments - 126.8%
	(Cost $451,550,685)	457,148,190
	Securities Sold Short - (27.5%)
	(Proceeds $94,080,757)	(98,968,936)
	Other Assets less Liabilities - 1.2%	4,187,451
	Total Value of Options Written - (0.5%)	(1,929,250)

	Net Assets - 100.0%	$360,437,455

Number of Shares
	Securities Sold Short - 27.5%
	Common Stocks - 27.5%
	Consumer Discretionary - 4.1%
54,104	Coach, Inc. (a)	1,870,916
118,276	Cooper Tire & Rubber Co.	1,696,078
26,799	Eastman Kodak Co.	762,164
12,884	MeadWestvaco Corp.	351,862
27,580	Proctor & Gamble Co.	1,589,160
80,586	Tiffany & Co.	3,025,198
44,922	Univision Communications, Inc. - Class A (a)	1,548,461
58,338	Wrigley (WM) JR Co.	3,733,632

		14,577,471

	Consumer Staples - 1.9%
45,815	Avon Products, Inc.	1,428,053
146,149	Heinz (H.J.) Co.	5,541,970

		6,970,023

	Energy - 3.3%
44,695	EOG Resources, Inc.	3,218,040
93,042	Kinder Morgan, Inc.	8,558,934

		11,776,974

	Financials - 4.4%
22,121	AMBAC Financial Group, Inc.	1,760,832
14,346	Ameriprise Financial, Inc.	646,431
35,784	Archstone-Smith Trust	1,745,186
8,934	Fannie Mae	459,208
92,200	Fifth Third Bancorp.	3,628,992
124,554	Janus Capital Group, Inc.	2,885,916
7,033	Northern Trust Corp.	369,232
67,716	XL Capital, Ltd. - Class A (Cayman Islands)	4,341,273

		15,837,070

	Health Care - 0.6%
19,762	Biogen Idec, Inc. (a)	930,790
21,586	Merck & Co, Inc.	760,475
10,236	Waters Corp. (a)	441,683

		2,132,948

	Industrials - 1.4%
91,963	American Power Conversion Corp.	2,125,265
18,254	Avery Dennison Corp.	1,067,494
65,054	OfficeMax, Inc.	1,962,679

		5,155,438

	Materials - 2.3%
6,252	Phelps Dodge Corp.	503,474
28,360	Rohm & Haas Co.	1,385,953
38,421	Temple-Inland, Inc.	1,711,656
43,093	Vulcan Materials Co.	3,734,008
12,419	Weyerhaeuser Co.	899,508

		8,234,599

	Services - 4.0%
14,692	Apollo Group, Inc. - Class A (a)	771,477
14,380	AutoZone, Inc. (a)	1,433,542
35,153	Big Lots, Inc. (a)	490,736
11,867	Dow Jones & Co., Inc.	466,373
14,056	Kohl’s Corp. (a)	745,109
22,098	Monster Worldwide, Inc. (a)	1,101,806
21,151	Moody’s Corp.	1,511,450
113,413	New York Times Co. - Class A	2,870,483
85,879	Paychex, Inc.	3,577,719
19,202	Wendy’s International, Inc.	1,191,676
6,053	Whole Foods Market, Inc.	402,161

		14,562,532

	Technology - 3.1%
132,574	Applied Micro Circuits Corp. (a)	539,576
63,351	CIENA Corp. (a)	330,059
12,440	Corning, Inc. (a)	334,760
6,315	Electronic Arts, Inc. (a)	345,557
45,485	International Game Technology	1,601,982
44,146	KLA-Tencor Corp.	2,134,901
11,735	Linear Technology Corp.	411,664
19,663	Millipore Corp. (a)	1,436,579
29,690	Novellus Systems, Inc. (a)	712,560
124,506	PMC-Sierra, Inc. (a)	1,530,179
17,901	Qlogic Corp. (a)	346,384
78,320	Symantec Corp. (a)	1,318,126

		11,042,327

	Telcommunications - 1.5%
89,427	CenturyTel, Inc.	3,498,384
125,620	Tellabs, Inc. (a)	1,997,358

		5,495,742

	Utilities - 0.9%
119,348	Dynegy, Inc. (a)	572,870
66,776	Pinnacle West Capital Corp.	2,610,942

		3,183,812

	Total Securities Sold Short (Proceeds $94,080,757)	$98,968,936

(a)	Non-income producing security.

(b)	All or a portion of these securities are held as collateral for Securities Sold Short, options, forwards and futures.

(c)	Interest rate shown represents discount rate at time of purchase.

See previously submitted notes to financial statements for the period ended December 31, 2005.

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Date	Exercise Price	Value
225	Chicago Oil Index	April 2006	$570.00	$222,750
100	Dow Jones Utilities	April 2006	400.00	13,750
1,200	Philadelphia KBW Bank Index	April 2006	105.00	237,000
925	S&P 500 Index	April 2006	1,300.00	1,179,375
825	S&P 500 Index	April 2006	1,325.00	276,375

	Total Call Options Written (Premiums received $3,676,172)			$1,929,250

(a)	Non-income producing security.

At March 31, 2006, the following futures contracts were outstanding:

Long Contracts	Number of Contracts	Unrealized Appreciation (Depreciation)
Amsterdam Exchanges Index - April 2006 (Current notional value of 93,720 Euro dollars per contract)	337	$642,832
Australia 10 Year Bond - June 2006 (Current notional value of 104,432 Australian dollars per contract)	93	1,987
CAC 40 10 Year Euro Index - April 2006 (Current notional value of 52,180 Euro dollars per contract)	618	819,809
Canada 10 Year Bond - June 2006 (Current notional value of 111,720 Canadian dollars per contract)	420	(374,219)
Dow Jones Euro STOXX 50 - June 2006 (Current notional value of 37,960 Euro dollars per contract)	138	56,203
FTSE 100 Index - June 2006 (Current notional value of 59,700 Pound Sterling per contract)	213	201,253
IBEX 35 Index - April 2006 (Current notional value of 118,765 Euro dollars per contract)	138	155,341
Japan 10 Year Bond (TSE) - June 2006 (Current notional value of 133,460,000 Japanese Yen per contract)	33	(290,345)
OMXS 30 Index - April 2006 (Current notional value of 104,038 Swedish Krona per contract)	2,108	509,018
RUIX Index - Euro Bond - June 2006 (Current notional value of 117,170 Euro dollars per contract)	400	(651,280)
TOPIX Index - June 2006 (Current notional value of 17,275,000 Japanese Yen per contract)	268	2,632,445

	4,766	3,703,044

Short Contracts
DAX Index - June 2006 (Current notional value of 150,038 Euro dollars per contract)	170	(780,304)
Hang Seng Stock Index - April 2006 (Current notional value of 790,550 Hong Kong dollar per contract)	205	(31,547)
Long Gilt - June 2006 (Current notional value of 111,650 Pound Sterling per contract)	355	697,102
S&P 500 E-Mini - June 2006 (Current notional value of $65,165 per contract)	374	(396,440)
S&P/MIB Index - June 2006 (Current notional value of 186,625 Euro dollars per contract)	132	188,349
S&P/TSE 60 Index - June 2006 (Current notional value of 137,100 Canadian dollars per contract)	76	(273,401)
SPI 200 Index - June 2006 (Current notional value of 128,475 Australian dollars per contract)	407	(1,289,581)
U.S. 10 Year Treasury Notes - June 2006 (Current notional value of $106,391 per contract)	809	1,175,574

	2,528	(710,248)

	7,294	$2,992,796

All notional values are denominated in local currencies.

At March 31,2006, the following forward foreign currency contracts were outstanding:

Long Contracts	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, 100,000,000 expiring 6/21/06	71,216,238	$(2,141,762)
New Zealand Dollar, 13,000,000 expiring 6/21/06	7,902,389	(464,281)
Norwegian Krone, 490,000,000 expiring 6/21/06	75,037,201	1,860,824
Swedish Krona, 240,000,000 expiring 6/21/06	30,983,212	343,219

		(402,000)

Short Contracts
Canadian Dollar, 35,000,000 expiring 6/21/06	30,070,594	205,175
Euro Dollar, 60,000,000 expiring 6/21/06	72,959,083	(1,031,083)
Japanese Yen, 8,500,000,000 expiring 6/21/06	72,821,234	182,124
Pound Sterling, 26,000,000 expiring 6/21/06	45,143,076	40,504
Swiss Franc, 48,000,000 expiring 6/21/06	37,036,374	(125,222)

		(728,502)

		$(1,130,502)

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Old Mutual/Claymore Long-Short Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer
Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer
Date:	May 24, 2006

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer
Date:	May 24, 2006